Allowance for credit losses - Financing receivables grouped by credit risk (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Allowance For Credit Loss [Line Items]
Investment in finance leases	$ 2,000,000
Notes receivable	658,000
Loans receivable	409,000
Total	3,067,000
Category A
Allowance For Credit Loss [Line Items]
Investment in finance leases	534,000
Notes receivable	0
Loans receivable	12,000
Total	546,000
Category B
Allowance For Credit Loss [Line Items]
Investment in finance leases	1,247,000
Notes receivable	26,000
Loans receivable	161,000
Total	1,434,000
Category C
Allowance For Credit Loss [Line Items]
Investment in finance leases	219,000
Notes receivable	632,000
Loans receivable	236,000
Total	$ 1,087,000